Liability for Sale of Future Revenues (Details Narrative) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Insurance Loss Reserves [Abstract]
Amount received from agreements		$ 424,510
Total repayments		567,001
Initial discount		142,491
Amortized discount to interest expense	$ 2,719	132,922	$ 6,851
Unamortized discount		2,718	135,641
Outstanding balance due pursuant to the agreements		$ 10,904	$ 539,742